Segment Information (Policy)	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Reporting Pensions And Other Postretirement Plans

The Consolidations column adds in those line items that we manage on a consolidated basis only: actuarial gains and losses from pension and other postretirement benefits, interest expense and other income (expense) – net.

Also included in the Other segment are impacts of corporate-wide decisions for which the individual operating segments are not being evaluated, including interest cost and expected return on plan assets for our pension and postretirement benefit plans.